State Street Equity 500 Index II Portfolio Investment Strategy - State Street Equity 500 Index II Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the U.S. equities market. As of February 28, 2026, a significant portion of the Portfolio comprised companies in the information technology sector, although this may change from time to time. The Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Portfolio may become “non-diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Portfolio is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers. The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500. The Portfolio generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Portfolio, to match generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio's investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. Shareholders will receive sixty (60) days' notice prior to a change in the 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Portfolio may at times purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, in lieu of investing directly in the stocks making up the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).